UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       375 Park Avenue, 38th Floor
               New York, New York 10152

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore                New York, NY                  05/15/08
---------------------            -------------------           ----------------
  [Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                   TITLE OF              VALUE      SHARES/    SH/ PUT/  INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      x($1000)   PRN AMT    PRN CALL  DISCRETN   MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PTS INC               COM        00751Y106      1,022      30,000 SH        OTHER       01       30,000
AFC ENTERPRISES INC                COM        00104Q107        874      97,200 SH        OTHER       01       97,200
AFFILIATED MANAGERS GROUP INC      COM        008252108      9,074     100,000 SH        OTHER       01      100,000
AIRGAS INC                         COM        009363102      9,094     200,000 SH        OTHER       01      200,000
AKAMAI TECHNOLOGIES INC            COM        00971T101      4,787     170,000 SH        OTHER       01      170,000
ALBEMARLE CORP                     COM        012653101      2,209      60,500 SH        OTHER       01       60,500
ALLIANCE DATA SYS CORP             COM        018581108      8,314     175,000 SH        OTHER       01      175,000
ALLIANCE ONE INTERNATIONAL INC     COM        018772103      2,143     354,800 SH        OTHER       01      354,800
AMERISOURCE HEALTH CORP            COM        03073E105      6,327     154,400 SH        OTHER       01      154,400
AMPHENOL CORPORATION               COM        032095101     12,635     339,200 SH        OTHER       01      339,200
ANIXTER INTL INC                   COM        035290105      6,404     100,000 SH        OTHER       01      100,000
ANNALY CAPITAL MGMT INC            COM        035710409      3,060     199,723 SH        OTHER       01      199,723
ASSURED GUARANTY LTD  (BERMUDA)    COM        G0585R106      2,374     100,000 SH        OTHER       01      100,000
BLACKBOARD INC                     COM        091935502      6,333     190,000 SH        OTHER       01      190,000
BROCADE COMMUNICATIONS SYSTEM      COM        111621306      2,109     288,900 SH        OTHER       01      288,900
BROWN SHOE INC                     COM        115736100      4,785     317,500 SH        OTHER       01      317,500
BUILD-A-BEAR WORKSHOP INC          COM        120076104      1,217     133,900 SH        OTHER       01      133,900
BURGER KING HOLDINGS INC           COM        121208201      2,766     100,000 SH        OTHER       01      100,000
CABOT MICROELECTRONI CS CORP       COM        12709P103      7,073     220,000 SH        OTHER       01      220,000
CBRL GROUP INC                     COM        12489V106      1,789      50,000 SH        OTHER       01       50,000
CHARLES RIVER LABORATORIES INC     COM        159864107      3,242      55,000 SH        OTHER       01       55,000
CHEMED CORP                        COM        16359R103      9,917     235,000 SH        OTHER       01      235,000
COMMUNITY HEALTH SYSTEMS INC       COM        203668108      6,043     180,000 SH        OTHER       01      180,000
CORE LABORATORIES                  COM        N22717107      5,369      45,000 SH        OTHER       01       45,000
CORVEL CORP                        COM        221006109        306      10,000 SH        OTHER       01       10,000
CROWN HOLDINGS INC                 COM        228368106      2,541     101,000 SH        OTHER       01      101,000
CONTINENTAL AIRLINES INC           COM        210795308      2,986     155,300 SH        OTHER       01      155,300
DARDEN RESTAURANTS INC             COM        237194105     11,978     368,000 SH        OTHER       01      368,000
DELUXE CORP                        COM        248019101        649      33,800 SH        OTHER       01       33,800
DST SYS INC                        COM        233326107      2,630      40,000 SH        OTHER       01       40,000
ENERGIZER HOLDINGS INC             COM        29266R108      3,619      40,000 SH        OTHER       01       40,000
ENERSYS                            COM        29275Y102      5,621     235,000 SH        OTHER       01      235,000
EQUINIX INC                        COM        29444U502     10,638     160,000 SH        OTHER       01      160,000
ESCO TECHNOLOGIES INC              COM        296315104      3,178      80,000 SH        OTHER       01       80,000
F5 NETWORKS INC                    COM        315616102      3,271     180,000 SH        OTHER       01      180,000
FOSSIL INC                         COM        349882100      5,192     170,000 SH        OTHER       01      170,000
GENERAL CABLE CORP                 COM        369300108      2,753      46,600 SH        OTHER       01       46,600
GRAFTECH INTERNATIONAL LTD         COM        384313102      4,140     255,400 SH        OTHER       01      255,400
GREIF INC                          COM        397624107     12,092     178,000 SH        OTHER       01      178,000
HANESBRANDS                        COM        410345102      6,065     207,700 SH        OTHER       01      207,700
HOLOGIC INC                        COM        436440101      6,116     110,000 SH        OTHER       01      110,000
HOSPIRA INC                        COM        441060100      4,705     110,000 SH        OTHER       01      110,000
ICON PLC                           ADR        45103T107      4,529      69,800 SH        OTHER       01       69,800
INGLES MKTS INC                    COM        457030104        204       8,300 SH        OTHER       01        8,300



INVENTIV HEALTH INC                COM        46122E105      7,275     252,500 SH        OTHER       01      252,500
JOHN WILEY & SONS INC              COM        968223206      5,558     140,000 SH        OTHER       01      140,000
KFORCE INC                         COM        493732101      3,089     349,400 SH        OTHER       01      349,400
LABORATORY CORP AMER  HLDGS CO     COM        50540R409     11,052     150,000 SH        OTHER       01      150,000
LUFKIN INDS INC                    COM        549764108        428       6,700 SH        OTHER       01        6,700
MCKESSON CORP                      COM        58155Q103      5,530     105,600 SH        OTHER       01      105,600
METTLER TOLEDO INTERNATIONAL       COM        592688105      5,614      57,800 SH        OTHER       01       57,800
MIDDLEBY CORP                      COM        596278101      3,194      51,200 SH        OTHER       01       51,200
NICE SYS LTD                       ADR        653656108      5,376     190,500 SH        OTHER       01      190,500
NTELOS HOLDINGS CORP               COM        67020Q107      7,933     327,800 SH        OTHER       01      327,800
NYSE EURONEXT INC                  COM        629491101      3,086      50,000 SH        OTHER       01       50,000
NYSE EURONEXT INC                  COM        629491101      6,172     100,000 CALL      OTHER       01      100,000
PAETEC HLDG                        COM        695459107      6,293     944,900 SH        OTHER       01      944,900
PEDIATRIX MED GROUP                COM        705324101      1,348      20,000 SH        OTHER       01       20,000
PENFORD CORP                       COM        707051108        639      29,400 SH        OTHER       01       29,400
PERKINELMER INC                    COM        714046109      6,065     250,100 SH        OTHER       01      250,100
PRECISION CASTPARTS CORP           COM        740189105      6,635      65,000 SH        OTHER       01       65,000
PSYCHIATRIC SOLUTIONS INC          COM        74439H108      6,106     180,000 SH        OTHER       01      180,000
RBC BEARINGS INC                   COM        75524B104      1,857      50,000 SH        OTHER       01       50,000
REGAL-BELOIT CORP                  COM        758750103      1,465      40,000 SH        OTHER       01       40,000
REGIS CORP MINN                    COM        758932107      5,361     195,000 SH        OTHER       01      195,000
SCS TRANSN INC                     COM        78709Y105      1,548      97,600 SH        OTHER       01       97,600
SKILLED HEALTHCARE GROUP INC       COM        83066R107      5,515     502,300 SH        OTHER       01      502,300
SNAP ON INC                        COM        833034101      8,126     159,800 SH        OTHER       01      159,800
SPARTAN STORES INC                 COM        846822104      6,524     312,900 SH        OTHER       01      312,900
STAGE STORES INC                   COM        85254C305      3,859     238,200 SH        OTHER       01      238,200
SUPERIOR ESSEX INC                 COM        86815V105      9,041     321,500 SH        OTHER       01      321,500
TETRA TECHNOLOGIES INC             COM        88162F105      3,960     250,000 SH        OTHER       01      250,000
THE SCOTTS MIRACLE-G RO CO         COM        810186106        486      15,000 SH        OTHER       01       15,000
THERMO FISHER SCIENTIFIC INC       COM        883556102     15,347     270,000 SH        OTHER       01      270,000
TRANSDIGM GROUP INC                COM        893641100      6,032     162,800 SH        OTHER       01      162,800
TRICO MARINE SVCS INC              COM        896106200      5,869     150,600 SH        OTHER       01      150,600
TTM TECHNOLOGIES INC               COM        87305R109      2,209     195,100 SH        OTHER       01      195,100
TUPPERWARE BRANDS CORPORATION      COM        899896104      5,415     140,000 SH        OTHER       01      140,000
W-H ENERGY SVCS INC                COM        92925E108      7,401     107,500 SH        OTHER       01      107,500
WORLD ACCEPTANCE COR P (S.C.)      COM        981419104      3,956     124,200 SH        OTHER       01      124,200

                               80                          397,537

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         80

Form 13F Information Table Value Total:         397,537
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                       Brant Point Investment Management
                                              International LLC